COMMITMENTS:	12 Months Ended
Dec. 31, 2012
COMMITMENTS:
COMMITMENTS:	NOTE 8—COMMITMENTS: Rental expense aggregated $967, $1,042 and $1,152 in 2012, 2011 and 2010, respectively. Future operating lease commitments are not significant.